Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) [Line Items]
Fair value	$ 82,585	$ 142,370
Repurchase Agreement and Securities Lending [Member]
Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) [Line Items]
Fair value	$ 288,523	$ 305,593